Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The
disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and named executive officer (“NEO”) pay. For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, please see the Compensation Discussion and Analysis section of this proxy statement.
Required Tabular Disclosure of Pay Versus Performance
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “Compensation Actually Paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the Compensation Discussion and Analysis section of this proxy statement.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment based on:		Net Income ($ Millions)	One-Year Relative TSR Percentile Rank(4)
					TSR ($)(3)	Peer Group TSR ($)(3)
(a)	(b)	(b)	(d)	(e)	(f)	(g)	(h)	(i)
2022	9,232,857	8,312,295	3,291,059	2,902,747	154.24	113.65	(256)	84th
2021	7,245,943	14,563,602	2,700,382	5,475,909	152.55	126.45	(284)	93rd
2020	5,475,679	5,181,113	2,252,179	569,206	92.68	126.42	(227)	67th

1.	Dr. Sharon Mates was our principal executive officer (“PEO”) for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Michael I. Halstead	Michael I. Halstead	Michael I. Halstead
Lawrence J. Hineline	Lawrence J. Hineline	Lawrence J. Hineline
Mark Neumann	Mark Neumann	Mark Neumann
Suresh Durgam	Suresh Durgam	Suresh Durgam
Andrew Satlin

2.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” columns are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	9,232,857	(6,999,988)	6,079,426	8,312,295
2021	7,245,943	(4,999,990)	12,317,649	14,563,602
2020	5,475,679	(3,999,992)	3,705,426	5,181,113

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,291,059	(2,349,964)	1,961,652	2,902,747
2021	2,700,382	(1,724,976)	4,500,503	5,475,909
2020	2,252,179	(1,499,977)	(182,996)	569,206
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total— Inclusion of Equity Values for PEO ($)
2022	6,607,436	153,141	0	(681,151)	0	6,079,426
2021	7,275,274	4,673,231	0	369,144	0	12,317,649
2020	5,498,811	(836,214)	0	(957,171)	0	3,705,426

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total— Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	2,218,186	52,410	0	(308,944)	0	1,961,652
2021	2,509,945	1,816,432	0	174,126	0	4,500,503
2020	1,612,794	(286,679)	0	(506,237)	(1,002,874)	(182,996)

3.
The peer group used for this purpose is the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report to
Shareholders
on Form 10-K for the fiscal year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

4.
SEC rules require us to designate a “Company-Selected Measure” that in our assessment represents the most important financial performance measure used by us to link the Compensation Actually Paid to our PEO and Non-PEO NEOs, for the most recently completed fiscal year, to the Company’s performance. We have selected the percentile rank of the Company’s one-year TSR relative to the one-year TSR of companies in the Nasdaq Biotechnology Index as this measure for 2022. We use three-year relative TSR as a PRSU performance measure to link compensation actually paid to our executives to Company performance. We include one-year relative TSR in this table because (i) this performance measure impacts the three overlapping PRSU performance cycles that are outstanding each year and (ii) the SEC’s guidance precludes using multi-year performance measurement periods for the performance measures in this table. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	One-Year Relative TSR Percentile Rank
Named Executive Officers, Footnote [Text Block]

2020	2021	2022
Michael I. Halstead	Michael I. Halstead	Michael I. Halstead
Lawrence J. Hineline	Lawrence J. Hineline	Lawrence J. Hineline
Mark Neumann	Mark Neumann	Mark Neumann
Suresh Durgam	Suresh Durgam	Suresh Durgam
Andrew Satlin

Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report to
Shareholders
	on Form 10-K for the fiscal year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 9,232,857	$ 7,245,943	$ 5,475,679
PEO Actually Paid Compensation Amount	$ 8,312,295	14,563,602	5,181,113
Adjustment To PEO Compensation, Footnote [Text Block]
2.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” columns are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	9,232,857	(6,999,988)	6,079,426	8,312,295
2021	7,245,943	(4,999,990)	12,317,649	14,563,602
2020	5,475,679	(3,999,992)	3,705,426	5,181,113

The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total— Inclusion of Equity Values for PEO ($)
2022	6,607,436	153,141	0	(681,151)	0	6,079,426
2021	7,275,274	4,673,231	0	369,144	0	12,317,649
2020	5,498,811	(836,214)	0	(957,171)	0	3,705,426

Non-PEO NEO Average Total Compensation Amount	$ 3,291,059	2,700,382	2,252,179
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,902,747	5,475,909	569,206
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
2.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” columns are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,291,059	(2,349,964)	1,961,652	2,902,747
2021	2,700,382	(1,724,976)	4,500,503	5,475,909
2020	2,252,179	(1,499,977)	(182,996)	569,206
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total— Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	2,218,186	52,410	0	(308,944)	0	1,961,652
2021	2,509,945	1,816,432	0	174,126	0	4,500,503
2020	1,612,794	(286,679)	0	(506,237)	(1,002,874)	(182,996)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Measures
The most important performance measures used by the Company to link Compensation Actually Paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see the Compensation Discussion and Analysis section of this proxy statement.
One-Year Relative TSR Percentile Rank
Net Product Revenue
FDA Approval of Lumateperone for the Treatment of Bipolar Depression

Total Shareholder Return Amount	$ 154.24	152.55	92.68
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (256,000,000)	$ (284,000,000)	$ (227,000,000)
Company Selected Measure Amount	84	93	67
PEO Name	Dr. Sharon Mates
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	One-Year Relative TSR Percentile Rank
Non-GAAP Measure Description [Text Block]	SEC rules require us to designate a “Company-Selected Measure” that in our assessment represents the most important financial performance measure used by us to link the Compensation Actually Paid to our PEO and Non-PEO NEOs, for the most recently completed fiscal year, to the Company’s performance. We have selected the percentile rank of the Company’s one-year TSR relative to the one-year TSR of companies in the Nasdaq Biotechnology Index as this measure for 2022. We use three-year relative TSR as a PRSU performance measure to link compensation actually paid to our executives to Company performance. We include one-year relative TSR in this table because (i) this performance measure impacts the three overlapping PRSU performance cycles that are outstanding each year and (ii) the SEC’s guidance precludes using multi-year performance measurement periods for the performance measures in this table. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Product Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	FDA Approval of Lumateperone for the Treatment of Bipolar Depression
PEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,999,988)	$ (4,999,990)	$ (3,999,992)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,079,426	12,317,649	3,705,426
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,607,436	7,275,274	5,498,811
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	153,141	4,673,231	(836,214)
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(681,151)	369,144	(957,171)
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,349,964)	(1,724,976)	(1,499,977)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,961,652	4,500,503	(182,996)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,218,186	2,509,945	1,612,794
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	52,410	1,816,432	(286,679)
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(308,944)	174,126	(506,237)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (1,002,874)